FAIR VALUE MEASUREMENTS (Tables) - Lamf Global Ventures Corp I [Member]	12 Months Ended
Dec. 31, 2023
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis

		December 31,		December 31,
Description	Level	2023	Level	2022
Investments held in Trust Account – United States Treasury securities	-	-	1	261,998,590
Non-Redemption Agreement derivative liability	3	$204,761		-

Schedule of Fair Value Concentration of Risk

May 5,
Input	2023
Expected term (years)	1.00
Probability of completion of a business combination	5%
Discount rate	8.25%
Fair value of the ordinary share price	$10.48

The key inputs into the discounted cash flow method for the Non-Redemption Agreements were as follows at December 31, 2023:

December 31,
Input	2023
Expected term (years)	0.50
Probability of completion of a business combination	10%
Discount rate	8.50%
Fair value of the ordinary share price	$10.77

Schedule of Derivative Liabilities at Fair Value

Fair value as of January 1, 2023	$-
Issuance of Non-Redemption Agreements	587,145
Reclassification of Non-Redemption Agreements to additional paid-in capital	(415,544)
Change in fair value of derivative non-redemption liabilities	33,160
Fair value as of December 31, 2023	$204,761